Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	As of June 30,
	2020	2021
Accounts receivable - gross	$15,156,143	$26,101,025
Allowance for doubtful accounts	(345,997)	(563,789)
Accounts receivable, net	$14,810,146	$25,537,236